Stockholders’ Deficit (Details Narrative) - USD ($)												1 Months Ended						6 Months Ended	12 Months Ended
	Dec. 30, 2022	Nov. 18, 2022	Apr. 20, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 19, 2022	Sep. 17, 2021	Jul. 13, 2021	Feb. 22, 2021	Feb. 02, 2021	Jan. 02, 2019	Sep. 30, 2022	Sep. 30, 2022	May 31, 2022	Feb. 28, 2022	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Nov. 18, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Number of common shares issued, value																		$ 105,000,000
Preferred stock, shares authorized																		1,250,000		1,250,000	1,250,000
Preferred stock, par value																		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued																		0		0	0
Preferred stock, shares outstanding																		0		0	0
IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares							10,500,000
Share price per share							$ 10.00
Percentage of issued and outstanding shares																				20.00%
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants and rights outstanding, term																				5 years
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, voting rights																				Holders of Class A common stock are entitled to one vote for each share
Common stock, shares authorized																		125,000,000		125,000,000	125,000,000
Common stock, par value																		$ 0.0001		$ 0.0001	$ 0.0001
Warrant issue price, per share																				$ 0.01
Common stock, shares issued																		100,000		100,000	100,000
Common stock, shares outstanding																		100,000		100,000	100,000
Temporary equity, shares outstanding																		10,500,000		10,500,000	10,500,000
Temporary equity, price per share																		$ 10.20		$ 10.52	$ 10.20
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares																				100,000
Common Class A [Member] | IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares							10,500,000
Share price per share							$ 10.00
Common Class A [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares																		10,500,000
Number of common shares issued, value																		$ 1,050
Common stock, shares issued																		10,600,000		10,600,000	10,600,000
Common stock, shares outstanding																		10,600,000		10,600,000	10,600,000
Common Class A [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, par value							$ 0.0001
Warrant issue price, per share																				$ 11.50
Warrants, description																				the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
Temporary equity, price per share																				$ 18.00
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, voting rights																				Holders of the Class B common stock are entitled to one vote for each common stock
Common stock, shares authorized																		12,500,000		12,500,000	12,500,000
Common stock, par value																		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued																		2,625,000		2,625,000	2,625,000
Common stock, shares outstanding																		2,625,000		2,625,000	2,625,000
Sale of stock, description																				Notwithstanding the foregoing, if the closing price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after the initial Business Combination
Common Class B [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of common shares issued, value
Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, voting rights																				The holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders
Common stock, shares authorized																		180,564,262		180,564,262	180,564,262
Common stock, par value																		$ 0.000001		$ 0.000001	$ 0.000001
Sale of Units through initial public offering, shares											17,454,542									17,496,370
Number of common shares issued, value																					$ 1,017,000
Reverse stock split, description				the Company implemented a 28-for-29 reverse stock split of the Company’s common stock	the Company implemented a 6-for-7 reverse stock split of the Company’s common stock	the Company implemented an 8-for-11 reverse stock split of the Company’s common stock		Company implemented a 1-for-4 stock split of the Company’s common stock
Recognized compensation costs																				$ 68,900,000
Unrecognized compensation costs																				0
Borrowings																				776,000
Warrant expense		$ 388,938																		1,074,013
Warrants issued value																				$ 824,013
Common stock, shares issued																		17,496,370		17,496,370	17,496,370
Common stock, shares outstanding																		17,496,370		17,496,370	17,496,370
Ocean Biomedical Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares																					41,828
Number of common shares issued, value
Ocean Biomedical Inc [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant expense																				$ 250,000
Ocean Biomedical Inc [Member] | Second Street Capital LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants to purchase shares																				450,000
Ocean Biomedical Inc [Member] | Loan Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Borrowings															$ 600,000
Warrants to purchase shares															312,500
Warrant issue price, per share															$ 11.00
Warrants issued value															$ 250,000
Ocean Biomedical Inc [Member] | Loan Agreement [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant expense		250,000
Ocean Biomedical Inc [Member] | Loan Agreement [Member] | Second Street Capital LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Borrowings															$ 600,000
Warrants to purchase shares														62,500	312,500
Warrant issue price, per share															$ 11.00
Warrants exercisble date														Feb. 22, 2026					Feb. 22, 2026
Payment for warrants															$ 250,000
Ocean Biomedical Inc [Member] | Loan Agreement [Member] | Second Street Capital LLC [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant expense		250,000
Ocean Biomedical Inc [Member] | Second Loan Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Borrowings														$ 200,000
Warrants to purchase shares	75,000											75,000	75,000	62,500
Warrant issue price, per share												$ 10.20	$ 10.20	$ 11.00
Extended maturity date	maturity date to February 15, 2023
Ocean Biomedical Inc [Member] | Second Loan Agreement [Member] | Second Street Capital LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Borrowings														$ 200,000
Warrant issue price, per share														$ 11.00
Warrant expense		$ 388,938
Ocean Biomedical Inc [Member] | Second Street Loan and Second Street Loan 2 [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants to purchase shares												75,000	75,000
Warrants exercisble date													Sep. 30, 2026
Warrant expense													$ 435,075							$ 1,074,013
Extended maturity date												maturity date was extended from November 18, 2022 to December 30, 2022
Ocean Biomedical Inc [Member] | Second Street Loan and Second Street Loan 2 [Member] | Put Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant expense																				$ 250,000
Ocean Biomedical Inc [Member] | Second Streets Loan [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant issue price, per share												$ 10.20	$ 10.20
Ocean Biomedical Inc [Member] | 2021 Stock Option and Grant Plan [Member]
Subsidiary or Equity Method Investee [Line Items]
Share based compensation reserves unissued but authorized common stock shares rate																	10.00%
Ocean Biomedical Inc [Member] | Investor [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares																42,176				41,828
Number of common shares issued, value																$ 1,000,000.0				$ 1,000,000.0
Ocean Biomedical Inc [Member] | Capital Unit, Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Sale of Units through initial public offering, shares			25,500						3,080,000
Share price per share			$ 7.03						$ 22.26
Ocean Biomedical Inc [Member] | Poseidon Bio LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, voting rights																				As of December 31, 2022, the Company’s founder held 100% of the voting power and 68% of the equity interests in Poseidon
Ownership of stockholder percentage																						100.00%
Number of common shares transferred										342,244
Ocean Biomedical Inc [Member] | Poseidon Bio LLC [Member] | Investor [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, voting rights																				Poseidon held 98% of the voting power
Ocean Biomedical Inc [Member] | Poseidon Bio LLC [Member] | Capital Unit, Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership of stockholder percentage																	100.00%